Parent Company Only condensed Financial Information (Details 1) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Condensed Financial Statements, Captions [Line Items]
Revenues	$ 56,339	$ 22,129	$ 114,595	$ 53,339	$ 154,307	$ 120,586	$ 75,072
Total cost of revenues	48,630	16,441	98,030	43,496	127,141	95,436	58,005
Gross Profit	7,709	5,688	16,565	9,843	27,166	25,150	17,067
Operating Expenses
General and administrative expenses	2,260	2,599	5,356	4,157	20,753	10,042	4,883
Operating loss	2,332	260	5,521	1,331	(7,910)	5,240	713
Loss before income taxes	1,862	(519)	4,432	(57)	(10,040)	5,255	1,646
Net income (loss)	$ 2,008	$ (965)	$ 3,395	$ (947)	(12,359)	2,596	795
Parent Company [Member]
Condensed Financial Statements, Captions [Line Items]
Revenues
Total cost of revenues
Gross Profit
Operating Expenses
General and administrative expenses					(856)	(383)	(123)
Operating loss					(856)	(383)	(123)
Investment (loss) income					(18,669)	383	(183)
Loss before income taxes					(19,525)		(306)
Net income (loss)					$ (19,525)		$ (306)